UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04570
Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2013 – May 31, 2014
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2014
Vanguard New York Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	64
Trustees Approve Advisory Arrangements.	66
Glossary.	67

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market Fund	0.01%	0.02%	0.00%	0.00%	0.00%
New York Tax-Exempt Money Market Funds Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	2.39%	4.63%	1.91%	4.77%	6.68%
Admiral™ Shares	2.47	4.79	1.96	4.77	6.73
Barclays NY Municipal Bond Index					5.16
New York Municipal Debt Funds Average					6.47

New York Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2013, Through May 31, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.11	$11.64	$0.206	$0.000
Admiral Shares	11.11	11.64	0.211	0.000

Dear Shareholder,

Putting recent challenges in the rearview mirror, municipal bonds rebounded in the six months ended May 31, 2014.

The bond market as a whole came under pressure in 2013 as interest rates headed higher on the prospect of reduced support from the Federal Reserve. News headlines about the fiscal challenges facing Detroit and Puerto Rico further concerned muni investors. But the tide turned at the beginning of this year as interest rates unexpectedly reversed course, rekindling investor demand for bonds in general, especially those offering higher yields.

That focus on yield helped lower-rated and longer-dated muni bonds—those segments of the muni market hardest hit by last year’s rise in rates—produce the biggest gains for the six months. Vanguard New York Long-Term Tax-Exempt Fund fared well in this environment, with Investor Shares returning 6.68% and Admiral Shares 6.73%. The share of return generated by price appreciation was more than double that of interest income, helping the fund notch its best fiscal first-half return since 2009, and one of its highest ever. But we shouldn’t expect such exceptionally strong returns of municipal bonds to continue, especially given current low bond yields.

It’s pleasing to note that the Long-Term Fund performed better than its benchmark and its peer group, thanks largely to its allocation to longer maturities and its advisor’s success in finding pockets of relative value in the market.

With the Fed still holding short-term interest rates at 0%–0.25%, the return for Vanguard New York Tax-Exempt Money Market Fund and the average for its peer group were zero.

Stronger demand for muni bonds drove their yields lower. The 30-day SEC yield for Investor Shares of the Long-Term Fund slipped from 3.09% on November 30 to 2.39% at the end of May. The 7-day SEC yield for the Money Market Fund closed the half year at 0.01%, on par with where it began.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Taxable bond yields retreated, and stocks kept on rising

Over the six months, the broad U.S. taxable bond market returned 3.28%. The yield of the benchmark 10-year Treasury note ended the period at 2.47%, down from 2.74% on November 30 and almost 3% on December 31. (Bond prices and yields move in opposite directions.)

It’s worth remembering that these low yields imply lower future returns: As yields tumble, the scope for further declines—and increases in prices—diminishes. This, of course, is true of both taxable and tax-exempt bonds.

Market Barometer
			Total Returns
	Periods Ended May 31, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.28%	2.71%	4.96%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.63	3.05	5.59
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

Stocks
Russell 1000 Index (Large-caps)	7.71%	20.90%	18.77%
Russell 2000 Index (Small-caps)	-0.10	16.79	19.32
Russell 3000 Index (Broad U.S. market)	7.08	20.57	18.82
FTSE All-World ex US Index (International)	4.79	14.65	10.79

CPI
Consumer Price Index	2.07%	2.13%	2.15%

Short-term interest rates continued to restrict returns for savings accounts as well as money market funds.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 3.69%.

U.S. stocks, meanwhile, returned about 7% for the half year. Results were positive in five of the six months, declining in January as investors focused on China’s slow growth but then resuming their spirited advance. The Standard & Poor’s 500 Index closed the period at a record high.

International stocks, in aggregate, advanced about 5%. Emerging markets and the developed markets of the Pacific region showed some improvement after declines related to the slowdown in China. But they still lagged the robust performance of European stocks.

Limited supply buoyed N.Y. munis, as did renewed appetite for yield

The past half year serves as an example of how holding steady with your investments can work out better than trying to time the markets. Last spring, the Fed began bracing investors for a scaling back of its massive bond-buying program that was designed to speed the economy’s recovery. Many investors reasonably assumed that reduced demand from the Fed for Treasuries and mortgage-backed government bonds could hurt overall bond prices, which did decline through the end of 2013.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.16%	—	0.19%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	1.00

The fund expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.08%;
and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to
Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds.

The markets rarely evolve precisely as expected, however, and investors who exited the bond market in the second half of 2013 or sought safety in short-term maturities in anticipation of the Fed’s cutback missed out on the strong recovery that began early this year among longer-dated and lower-rated bonds in particular.

Despite the headlines, muni credit quality remains strong

News reports tracking Detroit’s bankruptcy proceedings and Puerto Rico’s continuing fiscal struggles have added to investors’ concerns about the financial strength of state and local governments across the country. But it would be a mistake to paint the more than 55,000 issuers in the $3.7 trillion municipal bond market with the same brush.[1]

To be sure, some muni issuers face challenges because of unfunded pensions and health care costs. That’s why we believe that in-depth credit research and monitoring are particularly important when investing in this segment of the bond market. That said, U.S. investment-grade muni bonds have a high credit-quality profile overall, especially compared with their corporate counterparts. As the chart below illustrates, more than 60% of bonds in the Barclays Municipal
Bond Index fall into the two highest credit-rating categories (Aaa and Aa) as measured by
Moody’s Investors Service. The comparable figure for bonds in the Barclays U.S. Corporate
Investment Grade Bond Index is about 11%.

Municipal and corporate investment-grade bonds compared by credit rating

Note: Data as of May 30, 2014.
Sources: Moody’s Investors Service, Barclays, and Vanguard.

1 Number of issuers is from the Municipal Securities Rulemaking Board; size of the municipal bond market is from the Securities Industry and Financial Markets Association.

Various developments were behind the reversal in demand for bonds, including winter-related weakness in the U.S. economy, the slow-down in China, and political and economic turmoil in some emerging markets.

The rebound in the muni market was even sharper than for bonds as a whole. Muni yields reached attractive levels in the new year both on an absolute basis and relative to Treasuries and corporate bonds, and that enticed banks, insurance companies, and hedge funds to buy. Individuals in high income-tax brackets—the traditional buyer base for munis—stepped back in as well, given the added allure of tax-exempt securities in light of those buyers’ increased tax rates.

Even as demand for munis grew over the six months, their supply shrank. New York municipalities, like many of their counterparts across the country, continued to shy away from initiating capital projects. That trend, coming at the same time that refinancing to cut borrowing costs had largely run its course, contributed to a significant drop in issuance from a year earlier.

With investors searching for yield, the interest rate risk and credit risk taken by the Long-Term Fund’s advisor, Vanguard Fixed Income Group, were generally well-rewarded. The advisor’s outsized allocations to longer maturities in particular helped the fund outpace its peer-group average by more than 20 basis points and its benchmark by more than 150 basis points. (A basis point is one-hundredth of a percentage point.)

Credit analysis, an increasingly important tool for navigating the muni market, was a positive as well. Our in-house analysts’ original, in-depth research helped the advisor identify individual issues offering relative value. It also helped the advisor largely steer clear of bonds for which investors might not be adequately compensated for the risk being taken, or that might bring excessive volatility to the fund (as with Puerto Rican bonds, for example).

For better results later, pull the savings lever now

Given the nature of my job, I’m often asked for investment advice—whether I’m at an industry conference or a family gathering. The best guidance I can give? Develop good savings habits. Being a dedicated saver is the first and most important step to becoming a successful investor.

Jack Brennan, my friend and predecessor as Vanguard CEO, devoted an entire chapter to the topic of savings in his 2002 book, Straight Talk on Investing. I think it’s the most valuable chapter in a very valuable book.

As Jack noted, saving is integral to investing. Vanguard’s deeply held investment principles––goals, balance, cost, and discipline––mean nothing if you have no savings to invest in the first place.

We can’t control how the financial markets perform, but we can control how much we save. And it’s those savings that can most affect how much wealth we build.

A Vanguard research paper found that “increasing the savings rate can have substantially more positive impact on wealth accumulation than shifting to a more aggressive portfolio.” (You can read the full paper, Penny Saved, Penny Earned, at vanguard.com/research.)

Small shifts from spending to savings can make a meaningful difference. Here’s an example, similar to one Jack cites in his book: A $3 latte each business day adds up to about $750 per year. If instead of buying lattes, you invested that $750 annually and earned a 3% return including reinvested dividends, you’d end up with about $20,100 after 20 years.

There are a variety of ways to save effectively. First and foremost, if at all possible, contribute to a 401(k) or an IRA, or a similar plan, to maximize any tax-advantaged opportunities. Whatever you do, pay yourself first. As Warren Buffett said, “Don’t save what is left after spending; spend what is left after saving.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 11, 2014

Advisor’s Report

For the six months ended May 31, 2014, Vanguard New York Long-Term Tax-Exempt Fund returned 6.68% for Investor Shares and 6.73% for Admiral Shares. Those performances were well ahead of the 5.16% result for the fund’s benchmark, the Barclays New York Municipal Bond Index. They were also better than the average return of 6.47% for peer-group funds. The flat return of Vanguard New York Tax-Exempt Money Market Fund, which matched the average return of its peers, was a consequence of Federal Reserve policy.

The investment environment

Despite a challenging start, the municipal market performed strongly at the national level and in New York State over the half year. Cheap valuations and reduced supply pulled investors back into the market. Muni bonds’ tax-exempt status was a draw as well for higher-income investors because of the tax-rate increases in 2013.

As the six-month period began, muni bond valuations were low, given the sharp slump last year precipitated by talk of the Fed’s tapering its bond-buying program. The Fed, however, eventually persuaded the markets that dialing back its purchases of about $85 billion per month of U.S. Treasuries and mortgage-backed securities did not mean it would soon raise interest rates. Starting in January, it gradually reduced its purchases even as bond yields moved lower.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2013	2014
2 years	0.33%	0.15%
5 years	1.16	0.86
10 years	2.65	2.05
30 years	4.10	3.26
Source: Vanguard.

At times, media attention to the fiscal woes of Puerto Rico and Detroit also weighed on investor sentiment. In February, Puerto Rico, the third-largest bond issuer after California and New York, saw its general obligation bonds downgraded to junk status by major credit-rating agencies as it struggled with a weak economy, a budget deficit, and a large debt load.

And Detroit’s bankruptcy proceedings took some sharp turns amid wrangling over how much pension funds and bondholders would receive in a final settlement. The news flow turned more positive toward the end of the half year for both places, but they remained in difficult straits.

Muni investors began to look past such outliers to see that many issuers have made further progress in putting their fiscal houses in order following the Great Recession. New York State tax revenues have been rising for a number of years with the economy improving and the unemployment rate falling. Many local governments are in better shape as well now that property taxes, which make up a substantial part of their total revenues, have started to pick up with the recovery in the housing market.

As for spending, the Empire State and many of its municipalities remained in austerity mode, trying to contain costs and taking steps to reform pensions and benefits where possible. (Just after the half year ended, Moody’s Investors Service upgraded New York State general obligation bonds to reflect progress made.) This belt-tightening, along with fewer opportunities to cut borrowing costs through refinancing, contributed to a decline in the volume of muni bonds issued in New York.

Management of the funds

For the six months, we focused in the Long-Term Fund on opportunities where we believed we would be well-compensated for holding more risk than the benchmark. That proved to be the case with our overweight allocation to longer-maturity bonds. These securities, which had fallen out of favor in 2013 as investors expected interest rates to keep rising, contributed to our performance in the first five months of 2014 as rates actually moved lower.

We also held premium callable bonds in the belief that they offered a better total return profile versus par bonds and longer noncallable bonds. With the economy improving and investors reaching for yield, our lower-rated holdings also performed well.

For the Money Market Fund, the Fed’s policy of anchoring short-term rates near zero remained a challenge. Nevertheless, we were able to support returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities.

A look ahead

After munis’ strong performance over the six months put them at much fuller valuations, returns may be more modest for the rest of 2014, with income—rather than price appreciation—the likely primary driver of performance.

We expect U.S. economic growth to accelerate, allowing the Fed to wrap up its bond purchases by year-end and to begin slowly tightening the federal funds target rate in the second half of 2015. The tightening is likely to end, however, at a level below the historical average.

After the strong rally that left yields relatively low, we are entering the second half of the Long-Term Fund’s fiscal year in a more defensive stance, with a shorter-than-benchmark duration. And because investors are likely to keep reaching for yield, we remain comfortable with our overweight to bonds with longer maturities and lower credit-quality ratings as well as to sectors offering an attractive reward for the level of risk taken. Because an eventual tightening of monetary policy is likely to mean more market volatility, we will continue to maintain above-average liquidity to take advantage of any pricing dislocations that may occur.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to fund performance through security selection.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Mathew M. Kiselak, Principal,
Portfolio Manager

Adam M. Ferguson, CFA,
Portfolio Manager

Justin A. Schwartz, CFA,
Portfolio Manager

Vanguard Fixed Income Group

June 17, 2014

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2014

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	30 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratio was 0.08%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2004	1.03%	0.58%
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00
2014	0.00	0.00
7-day SEC yield (5/31/2014): 0.01%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.01%	0.07%	1.26%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.4%)
New York (101.4%)
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland Suites
LLC Project) VRDO	0.060%	6/6/14 LOC	10,430	10,430
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.060%	6/6/14 LOC	13,250	13,250
Bayport-Blue Point NY Union Free School
District TAN	1.000%	6/26/14	10,500	10,506
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.140%	6/6/14 LOC	7,000	7,000
1 BlackRock New York Municipal Income
Quality Trust Fund VRDP VRDO	0.140%	6/6/14 LOC	10,000	10,000
1 BlackRock New York Municipal Income
Trust Fund II VRDP VRDO	0.140%	6/6/14 LOC	16,800	16,800
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.070%	6/6/14 LOC	4,600	4,600
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.070%	6/6/14 LOC	4,580	4,580
Commack NY Union Free School District TAN	1.000%	6/26/14	28,000	28,016
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.070%	6/6/14 LOC	3,980	3,980
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,757
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.070%	6/6/14	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.070%	6/6/14 LOC	4,400	4,400
Geneva NY Industrial Development Agency Civic
Facility Revenue (Colleges of the Seneca Project)
VRDO	0.060%	6/6/14 LOC	17,590	17,590
Half Hollow Hills NY Central School District TAN	0.750%	6/26/14	21,750	21,758
Hauppauge NY Union Free School District TAN	1.250%	6/27/14	11,500	11,509

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric
System Revenue VRDO	0.070%	6/2/14 LOC	20,200	20,200
Massapequa NY Union Free School District TAN	1.500%	6/20/14	6,000	6,004
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth College)
VRDO	0.060%	6/6/14 LOC	5,860	5,860
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	6/6/14	2,200	2,200
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	6/6/14	38,400	38,400
New York City NY GO	5.000%	8/1/14	1,000	1,008
New York City NY GO	5.000%	11/1/14 (Prere.)	4,470	4,559
New York City NY GO	5.000%	3/1/15	3,125	3,238
New York City NY GO	5.000%	3/1/15 (Prere.)	3,445	3,570
New York City NY GO	5.000%	4/1/15 (Prere.)	1,520	1,581
New York City NY GO VRDO	0.060%	6/2/14 LOC	6,300	6,300
New York City NY GO VRDO	0.060%	6/2/14 LOC	17,500	17,500
New York City NY GO VRDO	0.060%	6/2/14 LOC	14,300	14,300
New York City NY GO VRDO	0.100%	6/2/14	7,320	7,320
New York City NY GO VRDO	0.100%	6/2/14	13,575	13,575
New York City NY GO VRDO	0.100%	6/2/14	6,000	6,000
New York City NY GO VRDO	0.100%	6/2/14	8,000	8,000
New York City NY GO VRDO	0.100%	6/2/14	1,100	1,100
New York City NY Housing Development Corp.
Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.050%	6/6/14 LOC	10,000	10,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	6/2/14	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	6/6/14	5,105	5,105
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.120%	6/6/14	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(461 Dean Street) VRDO	0.050%	6/6/14 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(89 Murray Street Development) VRDO	0.070%	6/6/14 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.040%	6/6/14 LOC	16,800	16,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development)VRDO	0.070%	6/6/14 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.070%	6/6/14 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.070%	6/6/14 LOC	11,750	11,750
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(1133 Manhattan Avenue) VRDO	0.060%	6/6/14 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.050%	6/6/14	19,800	19,800

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.050%	6/6/14 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.080%	6/6/14 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.050%	6/6/14 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.070%	6/6/14 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.050%	6/6/14 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.050%	6/6/14 LOC	12,000	12,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.060%	6/6/14 LOC	11,005	11,005
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.070%	6/6/14 LOC	2,635	2,635
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.070%	6/6/14 LOC	8,520	8,520
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.050%	6/6/14 LOC	14,390	14,390
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.090%	6/10/14	6,250	6,250
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.090%	6/12/14	11,000	11,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	6/6/14	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	6/6/14	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/6/14	2,000	2,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/6/14	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	6/2/14	4,000	4,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	6/2/14	18,300	18,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	6/6/14	34,600	34,600

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	New York City NY Sales Tax Asset Receivable
	Corp. Revenue TOB VRDO	0.060%	6/6/14	10,000	10,000
1	New York City NY Transitional Finance Authority
	Building Aid Revenue TOB VRDO	0.060%	6/6/14 LOC	9,950	9,950
1	New York City NY Transitional Finance Authority
	Building Aid Revenue TOB VRDO	0.060%	6/6/14	15,210	15,210
	New York City NY Transitional Finance Authority
	Future Tax Revenue	2.000%	11/1/14	1,000	1,008
	New York City NY Transitional Finance Authority
	Future Tax Revenue	5.000%	11/1/14	6,300	6,428
1	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.060%	6/6/14	6,200	6,200
1	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.060%	6/6/14	23,900	23,900
1	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.070%	6/6/14	6,000	6,000
1	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.070%	6/6/14	5,000	5,000
1	New York City NY Transitional Finance Authority
	Future Tax Revenue TOB VRDO	0.080%	6/6/14	5,000	5,000
	New York City NY Transitional Finance Authority
	Future Tax Revenue VRDO	0.050%	6/6/14	7,650	7,650
	New York City NY Transitional Finance Authority
	Recovery Revenue VRDO	0.050%	6/6/14	10,965	10,965
	New York City NY Transitional Finance Authority
	Revenue VRDO	0.070%	6/2/14	10,000	10,000
[2,3]	New York City NY Trust for Cultural Resources
	Revenue (American Museum of Natural History)
	PUT	0.000%	12/2/14	14,000	14,000
[2,3]	New York City NY Trust for Cultural Resources
	Revenue (American Museum of Natural History)
	PUT	0.070%	3/2/15	12,500	12,500
	New York City NY Trust for Cultural Resources
	Revenue (American Museum of Natural History)
	VRDO	0.040%	6/6/14	500	500
	New York City NY Trust for Cultural Resources
	Revenue (Asia Society) VRDO	0.070%	6/6/14 LOC	7,360	7,360
	New York City NY Trust for Cultural Resources
	Revenue (School of American Ballet Inc.)
	VRDO	0.040%	6/6/14 LOC	7,080	7,080
	New York City NY Trust for Cultural Resources
	Revenue (The Metropolitan Museum of Art)
	VRDO	0.060%	6/6/14	40,100	40,100
	New York City NY Trust for Cultural Resources
	Revenue (The Metropolitan Museum of Art)
	VRDO	0.060%	6/6/14	59,460	59,460
	New York Liberty Development Corp. Revenue
	(Greenwich LLC) VRDO	0.070%	6/6/14 LOC	20,000	20,000
	New York Liberty Development Corp. Revenue
	PUT	0.150%	3/19/15	29,965	29,965
	New York Liberty Development Corp. Revenue
	PUT	0.150%	3/19/15	50,000	50,000
	New York Liberty Development Corp. Revenue
	PUT	0.150%	3/19/15	4,000	4,000
1	New York Metropolitan Transportation Authority
	Revenue (Dedicated Petroleum Tax) TOB VRDO	0.060%	6/6/14 (13)	3,100	3,100

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.060%	6/6/14 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	6/6/14 LOC	14,800	14,800
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	6/6/14 LOC	28,670	28,670
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.070%	6/6/14	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.100%	9/9/14 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	6/6/14 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	6/6/14 (13)(4)	15,000	15,000
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.060%	6/6/14 LOC	9,500	9,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.070%	6/6/14 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.070%	6/6/14 LOC	3,790	3,790
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.070%	6/6/14 LOC	13,400	13,400
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group) VRDO	0.070%	6/6/14 LOC	6,130	6,130
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.060%	6/6/14	9,235	9,235
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.030%	6/6/14	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.090%	6/5/14	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB PUT	0.120%	9/18/14	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.070%	6/6/14	6,675	6,675
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.080%	6/6/14 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.060%	6/6/14 LOC	4,270	4,270
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.070%	6/6/14	7,860	7,860
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.120%	6/6/14	15,785	15,785
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.150%	6/6/14	4,000	4,000
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.060%	6/6/14 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.060%	6/6/14 LOC	63,215	63,215
New York State Dormitory Authority Revenue
(Mental Health Services)	5.000%	2/15/15 (Prere.)	5,115	5,290

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	6/6/14 LOC	8,465	8,465
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.050%	6/6/14 LOC	12,725	12,725
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.050%	6/6/14 LOC	9,000	9,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,500	1,557
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	6/6/14	6,000	6,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.040%	6/6/14	16,900	16,900
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	6/6/14	3,800	3,800
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.050%	6/6/14 LOC	30,000	30,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.060%	6/6/14 LOC	10,150	10,150
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.050%	6/6/14 LOC	8,400	8,400
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.060%	6/6/14	3,815	3,815
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.070%	6/6/14	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/14 (Prere.)	4,710	4,719
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.250%	6/15/14	1,650	1,653
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	8/15/14	5,780	5,838
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.070%	6/6/14	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,182
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	6/15/15	10,750	11,291
New York State GO	3.000%	3/1/15	13,245	13,527
New York State GO TOB VRDO	0.060%	6/6/14	3,270	3,270
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.060%	6/6/14 LOC	15,020	15,020
New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing) VRDO	0.050%	6/6/14 LOC	11,000	11,000
New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.060%	6/6/14 LOC	4,500	4,500
New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.070%	6/6/14 LOC	20,800	20,800
New York State Housing Finance Agency Housing
Revenue (Saville) VRDO	0.070%	6/6/14 LOC	45,000	45,000
New York State Housing Finance Agency Revenue
(Clinton Park) VRDO	0.040%	6/6/14 LOC	10,000	10,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Revenue
(Dock Street Rental LLC) VRDO	0.040%	6/6/14 LOC	11,000	11,000
New York State Housing Finance Agency Revenue
(Maestro West Chelsea Housing) VRDO	0.060%	6/6/14 LOC	5,000	5,000
New York State Housing Finance Agency Revenue
(Personal Income Tax) VRDO	0.040%	6/6/14	2,600	2,600
New York State Housing Finance Agency Revenue
(Riverside Center) VRDO	0.070%	6/6/14 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.060%	6/6/14	600	600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.090%	6/2/14	3,180	3,180
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/2/14	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/2/14	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/2/14	11,200	11,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	6/6/14	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	6/6/14	8,500	8,500
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	6/6/14	15,000	15,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	6/6/14	15,000	15,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	6/6/14	12,295	12,295
New York State Municipal Bond Bank	4.000%	12/1/14	3,665	3,735
New York State Power Authority Revenue	5.000%	11/15/14	2,000	2,044
New York State Power Authority Revenue CP	0.090%	8/5/14	17,860	17,860
New York State Power Authority Revenue CP	0.100%	9/9/14	3,300	3,300
New York State Power Authority Revenue PUT	0.100%	9/2/14	22,600	22,600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	1,000	1,026
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	10,000	10,260
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15	1,000	1,038
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.070%	6/6/14	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	6/6/14 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.040%	6/6/14 LOC	33,500	33,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.060%	6/6/14	44,070	44,070
North Hempstead NY BAN	0.500%	4/8/15	14,250	14,279
North Hempstead NY GO	2.000%	7/15/14	1,560	1,563
North Hempstead NY GO	2.000%	2/1/15	3,130	3,168
North Hempstead NY GO	2.000%	4/1/15	1,016	1,031
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.120%	6/6/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.120%	6/6/14 LOC	31,000	31,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.120%	6/6/14 LOC	36,500	36,500
1 Nuveen New York Performance Plus
Municipal Fund VRDP VRDO	0.150%	6/6/14 LOC	10,000	10,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.070%	6/6/14 LOC	4,950	4,950
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.070%	6/6/14 LOC	7,940	7,940
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.070%	6/6/14 LOC	5,610	5,610
Oyster Bay - East Norwich NY Central
School District TAN	1.500%	6/20/14	5,000	5,003
Port Authority of New York & New Jersey
Revenue CP	0.090%	9/10/14	5,000	5,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.080%	6/6/14	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/6/14	3,495	3,495
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/6/14	8,000	8,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	6/6/14	6,500	6,500
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.070%	6/6/14 LOC	3,125	3,125
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony’s
High School) VRDO	0.050%	6/6/14 LOC	9,500	9,500
Three Village NY Central School District TAN	1.250%	6/26/14	26,000	26,019
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.050%	6/6/14	7,935	7,935
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell University)
VRDO	0.050%	6/6/14	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca College)
VRDO	0.060%	6/6/14 LOC	25,760	25,760
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	6/6/14	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.070%	6/6/14	4,950	4,950
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.090%	6/6/14	9,500	9,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/2/14 LOC	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	6/2/14 LOC	3,400	3,400
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.070%	6/2/14 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.070%	6/2/14 LOC	12,940	12,940
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.070%	6/2/14 LOC	11,430	11,430

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.060%	6/6/14 LOC	6,500	6,500
	Triborough Bridge & Tunnel Authority New York
	Revenue VRDO	0.060%	6/6/14 LOC	7,670	7,670
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.060%	6/6/14	6,650	6,650
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.070%	6/6/14	24,985	24,985
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.070%	6/6/14	37,500	37,500
1	Utility Debt Securitization Authority New York
	Revenue TOB VRDO	0.080%	6/6/14	2,500	2,500
	Westchester County NY GO	4.000%	6/1/14	9,375	9,375
	Westchester County NY GO	5.000%	7/1/14	8,930	8,966
					2,410,431
Total Tax-Exempt Municipal Bonds (Cost $2,410,431)					2,410,431
Other Assets and Liabilities (-1.4%)
Other Assets					13,775
Liabilities					(46,640)
					(32,865)
Net Assets (100%)
Applicable to 2,377,370,234 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,377,566
Net Asset Value Per Share					$1.00

At May 31, 2014, net assets consisted of:
					Amount
					($000)
Paid-in Capital					2,377,565
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					1
Net Assets					2,377,566

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $521,080,000, representing 21.9% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	1,082
Total Income	1,082
Expenses
The Vanguard Group—Note B
Investment Advisory Services	230
Management and Administrative	1,375
Marketing and Distribution	334
Custodian Fees	16
Shareholders’ Reports	5
Trustees’ Fees and Expenses	1
Total Expenses	1,961
Expense Reduction—Note B	(1,001)
Net Expenses	960
Net Investment Income	122
Realized Net Gain (Loss) on Investment Securities	1
Net Increase (Decrease) in Net Assets Resulting from Operations	123

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122	377
Realized Net Gain (Loss)	1	—
Net Increase (Decrease) in Net Assets Resulting from Operations	123	377
Distributions
Net Investment Income	(122)	(377)
Realized Capital Gain	—	—
Total Distributions	(122)	(377)
Capital Share Transactions (at $1.00 per share)
Issued	761,863	1,605,605
Issued in Lieu of Cash Distributions	120	369
Redeemed	(867,761)	(1,760,374)
Net Increase (Decrease) from Capital Share Transactions	(105,778)	(154,400)
Total Increase (Decrease)	(105,777)	(154,400)
Net Assets
Beginning of Period	2,483,343	2,637,743
End of Period	2,377,566	2,483,343

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0001	.0003	.001	.001	.004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0001	.0003	.001	.001	.004
Distributions
Dividends from Net Investment Income	(.00005)	(.0001)	(.0003)	(.001)	(.001)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0001)	(.0003)	(.001)	(.001)	(.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.01%	0.03%	0.06%	0.10%	0.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,378	$2,483	$2,638	$2,846	$3,295	$3,917
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.12%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.03%	0.06%	0.10%	0.37%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and
0.17% for 2011. See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $252,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended May 31, 2014, Vanguard’s expenses were reduced by $1,001,000 (an effective annual rate of 0.08% of the fund’s average net assets).

New York Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2014

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNYTX		VNYUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	2.39%		2.47%

Financial Attributes

		Barclays
		NY	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	628	6,007	46,274
Yield to Maturity
(before expenses)	2.5%	2.2%	2.3%
Average Coupon	4.7%	4.9%	4.8%
Average Duration	6.3 years	7.1 years	7.2 years
Average Stated
Maturity	16.7 years	14.0 years	13.4 years
Short-Term
Reserves	5.5%	—	—

Volatility Measures
	Barclays NY	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.98	0.98
Beta	1.15	1.10
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year		8.3%
1 - 3 Years		2.3
3 - 5 Years		2.5
5 - 10 Years		11.8
10 - 20 Years		37.0
20 - 30 Years		31.8
Over 30 Years		6.3

Distribution by Credit Quality (% of portfolio)
AAA		19.5%
AA		50.3
A		24.1
BBB		4.8
BB		0.4
B		0.4
Not Rated		0.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
				Barclays NY
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.29%	-0.81%	3.48%	3.84%
2005	4.27	-1.24	3.03	3.59
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	3.27	-7.65	-4.38	-3.06
2014	1.91	4.77	6.68	5.16
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.48%	5.46%	4.08%	-0.09%	3.99%
Admiral Shares	5/14/2001	0.56	5.54	4.16	-0.09	4.07

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (98.7%)
Albany NY Capital Resource Corp. Revenue
(St. Peter’s Hospital)	6.000%	11/15/25	325	377
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.750%	11/15/22	1,225	1,396
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,364
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,794
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,795
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,827
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,644
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,751
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,662
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,032
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,894
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,788
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,275	10,235
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,548

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	599
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	812
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	5,809
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	13,250	14,603
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (ETM)	235	236
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	707
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,141
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,099
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,091
Erie County NY GO	5.000%	4/1/20	1,540	1,788
Erie County NY GO	5.000%	4/1/21	1,645	1,911
Erie County NY GO	5.000%	4/1/22	1,630	1,918
Erie County NY GO	5.000%	4/1/23	1,000	1,163
Erie County NY GO	5.000%	4/1/24	750	863
Erie County NY GO	5.000%	4/1/25	560	639
Erie County NY GO	5.000%	4/1/26	700	795
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,697
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	6,987
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,291
Freeport NY GO	5.000%	1/15/22	2,265	2,672
Freeport NY GO	5.000%	1/15/23	2,335	2,720
Freeport NY GO	5.000%	1/15/24	2,540	2,926
Hempstead NY GO	5.000%	1/15/15	1,000	1,031
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,169
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	7,600	8,189
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,466
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,818
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,434
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,365	2,529
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	3,620	3,664
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	11,100	11,470

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,000	10,333
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	5,925	6,363
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	19,620	22,411
Long Island NY Power Authority Electric
System Revenue	5.250%	6/1/16 (Prere.)	7,500	8,246
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17 (3)	120	133
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/17	100	111
Long Island NY Power Authority Electric
System Revenue	5.250%	4/1/19	15,000	17,394
Long Island NY Power Authority Electric
System Revenue	5.000%	5/1/21	2,000	2,309
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/24 (4)	19,830	14,836
Long Island NY Power Authority Electric
System Revenue	5.000%	12/1/24 (14)	1,000	1,081
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/25	1,500	1,689
Long Island NY Power Authority Electric
System Revenue	0.000%	6/1/27 (4)	15,905	10,278
Long Island NY Power Authority Electric
System Revenue	4.500%	5/1/28 (14)	1,880	1,990
Long Island NY Power Authority Electric
System Revenue	6.250%	4/1/33	2,000	2,349
Long Island NY Power Authority Electric
System Revenue	5.000%	9/1/37	7,325	7,867
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,497
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	5,000	5,296
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,215
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,610
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,266
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,786
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,629
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39	1,500	1,646
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44	2,500	2,612

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,518
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/43	3,585	3,953
Nassau County NY GO	5.000%	10/1/20	9,025	10,526
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,060
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,575
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,237
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,130
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,058
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,381
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	775	824
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,572
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,123
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	810
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	577
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,600
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,672
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,934
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,100
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	850	920

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nassau County NY Tobacco Settlement
Corp. Revenue	5.250%	6/1/26	1,500	1,391
Nassau County NY Tobacco Settlement
Corp. Revenue	5.000%	6/1/35	3,585	2,928
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.120%	6/6/14 LOC	4,020	4,020
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,388
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,686
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	4,117
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	9/1/17	70	74
New York City NY GO	5.000%	8/1/21	2,000	2,333
New York City NY GO	5.000%	8/1/21	995	1,070
New York City NY GO	5.250%	9/1/21	5,750	6,699
New York City NY GO	5.000%	8/1/22	4,250	4,957
New York City NY GO	5.000%	8/1/22	4,000	4,691
New York City NY GO	5.000%	8/1/22	10,000	10,939
New York City NY GO	5.250%	8/15/22	10,000	11,659
New York City NY GO	5.250%	9/1/22	17,000	19,844
New York City NY GO	5.000%	10/1/22	2,985	3,375
New York City NY GO	5.000%	8/1/23	5,000	5,957
New York City NY GO	5.000%	8/1/23	5,000	6,006
New York City NY GO	5.000%	11/1/23	3,165	3,225
New York City NY GO	5.000%	4/1/24	10,000	11,822
New York City NY GO	5.000%	8/1/24	15,000	17,876
New York City NY GO	5.250%	8/15/24	15,000	17,422
New York City NY GO	5.000%	1/1/25	10,000	11,019
New York City NY GO	5.000%	8/1/25	2,010	2,116
New York City NY GO	5.000%	8/1/25	10,540	12,273
New York City NY GO	5.000%	10/1/25	10,000	11,249
New York City NY GO	5.000%	1/1/26	1,360	1,497
New York City NY GO	5.000%	8/15/26	14,500	16,495
New York City NY GO	5.250%	8/15/26	5,100	5,869
New York City NY GO	5.000%	8/1/27	9,900	11,548
New York City NY GO	5.000%	5/15/28	4,500	5,174
New York City NY GO	5.000%	8/1/28	7,000	8,071
New York City NY GO	5.000%	8/1/28	1,915	2,185
New York City NY GO	6.250%	10/15/28	1,035	1,235
New York City NY GO	5.625%	4/1/29	3,000	3,528
New York City NY GO	5.000%	8/1/29	2,500	2,846
New York City NY GO	5.000%	8/1/30	2,335	2,693
New York City NY GO	5.000%	8/1/30	2,185	2,488
New York City NY GO	5.000%	8/1/30	6,220	7,130
New York City NY GO	5.000%	3/1/31	6,000	6,819
New York City NY GO	5.450%	4/1/31	8,500	9,856
New York City NY GO	5.000%	8/1/31	1,500	1,693
New York City NY GO	5.000%	8/1/31	3,000	3,414
New York City NY GO	5.000%	8/1/32	2,985	3,368
New York City NY GO	5.000%	10/1/33	6,500	7,264
New York City NY GO	5.000%	10/1/34	2,000	2,226
New York City NY GO	5.000%	8/1/35	3,500	3,895
New York City NY GO	5.375%	4/1/36	4,000	4,598

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	10/1/36	3,000	3,327
New York City NY GO	5.000%	3/1/37	6,790	7,541
New York City NY GO VRDO	0.060%	6/2/14 LOC	19,100	19,100
New York City NY GO VRDO	0.060%	6/2/14 LOC	10,800	10,800
New York City NY GO VRDO	0.060%	6/2/14 LOC	7,750	7,750
New York City NY GO VRDO	0.070%	6/2/14 LOC	2,300	2,300
New York City NY GO VRDO	0.070%	6/2/14	7,900	7,900
New York City NY GO VRDO	0.100%	6/2/14	4,700	4,700
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,295
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,352
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,609
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,134
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,509
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,491
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,669
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	2,997
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,195	3,419
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,735
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,723
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.200%	11/1/45	3,065	3,287
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,660
New York City NY Industrial Development Agency
Civic Facility Revenue (Civil Liberties
Union) VRDO	0.070%	6/2/14 LOC	2,505	2,505
New York City NY Industrial Development Agency
Civic Facility Revenue (MSMC Realty Corp.
Project) VRDO	0.070%	6/6/14 LOC	2,230	2,230
New York City NY Industrial Development Agency
Civic Facility Revenue (United Jewish Appeal-
Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,375
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,035
New York City NY Industrial Development Agency
PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,669
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	4,298
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,709

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	9,670	9,880
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,640
New York City NY Industrial Development Agency
Special Facility Revenue (New York Stock
Exchange Project)	5.000%	5/1/29	2,020	2,236
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	1,000	1,002
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,781
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23	2,500	3,049
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	8,151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,305
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,233
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,706
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,715
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	8,000	8,322
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,017
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	16,897
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,757
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,212
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	11,430	12,575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,487
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,037
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,445
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,147
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,536
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,338

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	14,500	16,674
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,792
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,218
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,416
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,471
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	8,000	8,741
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/2/14	3,415	3,415
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	6/2/14	1,500	1,500
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	7,000	7,119
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,395
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,074
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,705
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,814
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,747
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,222
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,705
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	567
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,260	1,422
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,785
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,491
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,830
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,180	9,170
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,100
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	13,151
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,082

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,669
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	8,001
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,726
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,982
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,555
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,187
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,184
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,317
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	6,725	7,497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,324
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,709
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,699
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,330
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,270
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,058
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,471
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,644
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,334
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,150
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,484
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,219
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,203
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	5,000	5,546

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	6/2/14	1,930	1,930
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.070%	6/2/14	31,505	31,505
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.080%	6/2/14	23,940	23,940
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.080%	6/2/14 LOC	16,360	16,360
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,660
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,239
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,447
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,492
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,474
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,161
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,591
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,746
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,643
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	11,879
New York Liberty Development Corp. Revenue	5.000%	12/15/41	11,750	12,699
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,382
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,438
New York Liberty Development Corp. Revenue	5.125%	1/15/44	17,000	18,121
New York Liberty Development Corp. Revenue	5.000%	11/15/44	21,910	23,677
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,584
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,658
New York Liberty Development Corp. Revenue	6.375%	7/15/49	16,725	18,319
New York Liberty Development Corp. Revenue	5.750%	11/15/51	21,395	23,994
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,657
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,627
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,141
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,196
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,500	54,345
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	6,510	7,804
New York Metropolitan Transportation
Authority Revenue	4.750%	11/15/15 (Prere.)	8,600	9,170

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	2,300	2,581
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	1,000	1,190
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	4,500	5,050
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/23	5,000	5,972
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	1,000	1,120
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	1,000	1,134
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	3,000	3,402
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	10,000	11,525
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	2,330	2,675
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	4,945	5,631
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27 (14)	2,500	2,788
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,710
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	2,250	2,509
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,000	4,487
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/28	1,000	1,134
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	5,000	6,011
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/29	1,000	1,130
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	3,715	3,970
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	1,150	1,296
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/31	10,000	10,810
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	1,500	1,668
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	2,050	2,278
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	3,500	3,876
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/37	5,000	5,672
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	15,000	16,356
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/38	1,000	1,103
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/39	5,000	5,614

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/40	10,000	11,004
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	2,000	2,145
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	4,000	4,323
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	5,000	5,424
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,867
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,668
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,575
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,061
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,597
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,603
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	574
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,625
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,808
New York Metropolitan Transportation
Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	41,411
New York State Convention Center Development
Corp. Revenue (Hotel Unit Fee)	5.000%	11/15/30 (2)	3,600	3,779
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	12,575	12,691
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	2,927
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,160
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,507
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,647
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,740
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,500	4,991
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,520
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,164
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,652
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,149
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,120

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	11,955
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/42	17,760	19,464
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (ETM)	2,985	3,658
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	2,290	2,829
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22 (Prere.)	1,630	2,014
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,802
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,332
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,095
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,087
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	746
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,318
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,427
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,373
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,024
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,440
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,613
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.070%	6/6/14	5,300	5,300
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	258
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	374
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	329
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	362
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	281
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	451
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	339
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	584
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,097
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	367

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	627
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,750
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	277
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	236
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,374
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,581
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,648
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,403
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,761
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,605
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,101
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	600	620
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	6,575	6,800
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	565
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/30	50	51
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	797
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	694
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,065
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	526
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,993
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,123
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,672
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,171
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,150
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,310

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,295
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,561
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,120
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,122
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,489
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,653
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,600
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,588
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,233
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,041
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	4,000	4,454
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/20	2,520	2,928
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,272
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/21	1,000	1,167
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,342
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/22	1,465	1,710
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,605
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	1,000	1,110
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,757
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,886
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	7,000	7,573

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.250%	5/1/34	1,000	1,098
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/39	4,000	4,345
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/41	2,500	2,672
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,407
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,603
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	788
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,500	7,788
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,350
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,150	5,077
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	3,635	4,329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,804
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,536
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,561
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,366
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,990
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,416
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,647
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	8,440
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,630
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,539
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	6,000	6,565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	10,931
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,055

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	882
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,166
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,566
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	826
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,366
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,228
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,262
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,051
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,097
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/37	965	1,086
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,132
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,630
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,445
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,187
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,581
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,808
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,321
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,138
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,164
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,153
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,717
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	9,489
New York State Dormitory Authority Revenue
(St. John’s University)	5.000%	7/1/44	10,000	10,874
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,899
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,865
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,189
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,813

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,242
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,741
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,945
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,167
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,318
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,911
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,469
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	6,220
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,100
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,097
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.070%	6/2/14 LOC	5,200	5,200
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,746
New York State Dormitory Authority Revenue
(Yeshiva University)	4.000%	11/1/14	750	756
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	814
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,137
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	210	230
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	765
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	1,000
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	1,002
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	3,000	3,355
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/38	1,200	1,338
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/43	13,685	15,139
2 New York State Dormitory Authority Sales
Tax Revenue TOB VRDO	0.070%	6/6/14	7,500	7,500

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Energy Research & Development
Authority Pollution Control Revenue (Rochester
Gas & Electric Corp. Project) PUT	5.000%	8/1/16 (14)	7,750	8,371
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,373
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/14 (Prere.)	3,000	3,006
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/14 (Prere.)	5,000	5,010
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	8/15/15	1,400	1,464
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	4,950	5,565
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	5,775	6,883
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	2,000	2,355
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	4,540	4,760
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	5,870	6,829
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	2,000	2,315
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/32	5,000	5,800
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	9/15/32	2,900	3,230
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/34	3,000	3,011
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	1,500	1,692
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	5,900	6,506
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,173
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,242
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,355

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,507
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,861
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,622
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,174
New York State GO	5.000%	3/1/28	14,550	17,052
New York State GO	5.000%	2/15/39	9,500	10,661
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,519
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,374
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.040%	6/6/14 LOC	6,700	6,700
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,900
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,218
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,460	2,540
New York State Mortgage Agency Revenue
(NYHELP’s Education Loan)	4.750%	11/1/24	1,840	1,969
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,110
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,916
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,225
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,781
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,456
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,426
New York State Thruway Authority Revenue	5.000%	1/1/32 (4)	8,625	8,983
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,235
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,511
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,470
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	21,240	22,594
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,744
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	166
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,561
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,295
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,112
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,296
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,282
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,289

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,811
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,413
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,935
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,696
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,723
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,161
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,714
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,417
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,162
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,401
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,783
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,653
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,023
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,560
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,457
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,085	1,103
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,958
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,823
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	4.000%	5/1/15	250	257
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	349
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,949
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,059
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,833
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/25	3,750	3,860
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.070%	6/6/14 LOC	10,870	10,870
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,147
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/32	1,265	1,445
Onondaga County NY Trust For Cultural Resources
Revenue (Syracuse University Project)	5.000%	12/1/38	6,000	6,697

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New
Jersey Revenue	5.000%	12/1/23	4,500	5,536
Port Authority of New York & New
Jersey Revenue	5.000%	8/15/28 (4)	10,000	11,172
Port Authority of New York & New
Jersey Revenue	5.000%	7/15/32	6,500	7,380
Port Authority of New York & New
Jersey Revenue	5.000%	7/15/33	6,000	6,333
Port Authority of New York & New
Jersey Revenue	5.000%	7/15/35	6,500	7,361
Port Authority of New York & New
Jersey Revenue	5.250%	7/15/36	4,000	4,514
Port Authority of New York & New
Jersey Revenue	5.000%	7/15/39	10,765	12,147
Port Authority of New York & New
Jersey Revenue	5.000%	10/15/39	1,480	1,671
Port Authority of New York & New
Jersey Revenue	5.000%	1/15/41	12,500	13,577
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	5.500%	12/1/31	7,000	7,680
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	6.000%	12/1/36	4,000	4,478
Port Authority of New York & New Jersey
Special Obligation Revenue (John F.
Kennedy International Air Terminal LLC)	6.000%	12/1/42	7,000	7,795
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/23	345	407
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/24	300	351
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	7,190	7,768
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,649
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	517
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,033
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,036
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	7,500	7,999
Suffolk NY Tobacco Asset Securitization
Corp. Revenue	5.000%	6/1/32	2,675	2,806
Suffolk NY Tobacco Asset Securitization
Corp. Revenue	5.250%	6/1/37	3,300	3,465
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/21	2,500	2,715
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/22	5,000	5,599

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tompkins County NY Industrial
Development Agency Civic Facility Revenue
(Cornell University)	5.000%	7/1/37	3,375	3,748
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/23	1,500	1,797
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/23	4,000	4,859
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/24	4,000	4,783
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/25	2,000	2,351
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/26	2,000	2,324
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/26	15,000	17,664
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/27	6,400	7,389
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/28	2,500	2,862
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	2,905
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/31	6,990	7,946
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,787
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	14,860
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	28,056
2 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.070%	6/6/14	4,000	4,000
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.070%	6/2/14 LOC	4,000	4,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,624
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,908
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,835
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/29	10,000	11,840
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/30	10,000	11,776
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/31	7,000	8,192
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/32	4,650	5,421
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/33	3,150	3,647
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/34	5,130	5,921
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/35	2,570	2,955

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority
New York Revenue	5.000%	12/15/41	15,000	16,941
Westchester County NY GO	4.000%	6/1/15	9,760	10,138
Westchester County NY GO	5.000%	7/1/15	9,380	9,875
Westchester County NY GO	5.000%	7/1/16	9,850	10,814
Westchester County NY GO	5.000%	7/1/17	10,340	11,729
Westchester County NY Health Care
Corp. Revenue	5.000%	11/1/14	2,000	2,037
Westchester County NY Health Care
Corp. Revenue	5.000%	11/1/21	2,500	2,853
Westchester County NY Health Care
Corp. Revenue	6.125%	11/1/37	2,100	2,378
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	2.000%	1/1/15	250	251
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,441
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,535
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,550
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,211
Yonkers NY GO	5.000%	10/1/20	1,000	1,146
				3,311,258
Guam (0.2%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	7,000	7,472

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,145

Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/14 (Prere.)	2,000	2,034
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,180
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,282
				8,496
Total Tax-Exempt Municipal Bonds (Cost $3,123,272)				3,328,371
Other Assets and Liabilities (0.8%)
Other Assets				47,492
Liabilities				(19,265)
				28,227
Net Assets (100%)				3,356,598

New York Long-Term Tax-Exempt Fund

At May 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,179,166
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(27,549)
Unrealized Appreciation (Depreciation)
Investment Securities	205,099
Futures Contracts	(118)
Net Assets	3,356,598

Investor Shares—Net Assets
Applicable to 34,783,540 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	404,772
Net Asset Value Per Share—Investor Shares	$11.64

Admiral Shares—Net Assets
Applicable to 253,661,579 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,951,826
Net Asset Value Per Share—Admiral Shares	$11.64

See Note A in Notes to Financial Statements.
1 Securities with a value of $802,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $18,345,000, representing 0.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	60,982
Total Income	60,982
Expenses
The Vanguard Group—Note B
Investment Advisory Services	145
Management and Administrative—Investor Shares	319
Management and Administrative—Admiral Shares	1,258
Marketing and Distribution—Investor Shares	51
Marketing and Distribution—Admiral Shares	259
Custodian Fees	19
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	2,060
Net Investment Income	58,922
Realized Net Gain (Loss)
Investment Securities Sold	4,776
Futures Contracts	(700)
Realized Net Gain (Loss)	4,076
Change in Unrealized Appreciation (Depreciation)
Investment Securities	144,912
Futures Contracts	(118)
Change in Unrealized Appreciation (Depreciation)	144,794
Net Increase (Decrease) in Net Assets Resulting from Operations	207,792

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,922	115,798
Realized Net Gain (Loss)	4,076	18,878
Change in Unrealized Appreciation (Depreciation)	144,794	(289,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	207,792	(154,765)
Distributions
Net Investment Income
Investor Shares	(7,196)	(15,926)
Admiral Shares	(51,726)	(99,872)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(58,922)	(115,798)
Capital Share Transactions
Investor Shares	(4,373)	(97,681)
Admiral Shares	123,752	(40,968)
Net Increase (Decrease) from Capital Share Transactions	119,379	(138,649)
Total Increase (Decrease)	268,249	(409,212)
Net Assets
Beginning of Period	3,088,349	3,497,561
End of Period	3,356,598	3,088,349

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.11	$12.03	$11.24	$11.04	$11.01	$10.13
Investment Operations
Net Investment Income	. 206	. 397.405		.420	.429	.442
Net Realized and Unrealized Gain (Loss)
on Investments	.530	(.920)	.790	.200	.032	.880
Total from Investment Operations	.736	(.523)	1.195	.620	.461	1.322
Distributions
Dividends from Net Investment Income	(. 206)	(. 397)	(. 405)	(. 420)	(. 429)	(. 442)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 206)	(. 397)	(. 405)	(. 420)	(. 429)	(. 442)
Net Asset Value, End of Period	$11.64	$11.11	$12.03	$11.24	$11.04	$11.01

Total Return[1]	6.68%	-4.38%	10.80%	5.77%	4.20%	13.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$405	$391	$528	$498	$596	$732
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.67%	3.47%	3.48%	3.82%	3.84%	4.13%
Portfolio Turnover Rate	26%	23%	16%	22%	29%	29%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.11	$12.03	$11.24	$11.04	$11.01	$10.13
Investment Operations
Net Investment Income	. 211.406		.414	.428	.438	.451
Net Realized and Unrealized Gain (Loss)
on Investments	.530	(.920)	.790	.200	.032	.880
Total from Investment Operations	.741	(.514)	1.204	.628	.470	1.331
Distributions
Dividends from Net Investment Income	(. 211)	(. 406)	(. 414)	(. 428)	(. 438)	(. 451)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 211)	(. 406)	(. 414)	(. 428)	(. 438)	(. 451)
Net Asset Value, End of Period	$11.64	$11.11	$12.03	$11.24	$11.04	$11.01

Total Return	6.73%	-4.31%	10.89%	5.85%	4.28%	13.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,952	$2,697	$2,970	$2,527	$2,448	$2,253
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.75%	3.55%	3.56%	3.90%	3.92%	4.21%
Portfolio Turnover Rate	26%	23%	16%	22%	29%	29%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $346,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2014, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,328,371	—
Futures Contracts—Assets[1]	44	—	—
Total	44	3,328,371	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(400)	(50,206)	(118)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2013, the fund had available capital losses totaling $31,057,000 to offset future net capital gains of $23,603,000 through November 30, 2017, and $7,454,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2014, the cost of investment securities for tax purposes was $3,123,840,000. Net unrealized appreciation of investment securities for tax purposes was $204,531,000, consisting of unrealized gains of $209,682,000 on securities that had risen in value since their purchase and $5,151,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2014, the fund purchased $405,483,000 of investment securities and sold $392,619,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	May 31, 2014		November 30, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	58,643	5,156	94,737	8,173
Issued in Lieu of Cash Distributions	5,865	516	12,478	1,091
Redeemed	(68,881)	(6,089)	(204,896)	(17,925)
Net Increase (Decrease)—Investor Shares	(4,373)	(417)	(97,681)	(8,661)
Admiral Shares
Issued	287,517	25,385	521,392	45,376
Issued in Lieu of Cash Distributions	36,261	3,191	71,456	6,259
Redeemed	(200,026)	(17,812)	(633,816)	(55,535)
Net Increase (Decrease)—Admiral Shares	123,752	10,764	(40,968)	(3,900)

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2013	5/31/2014	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.40
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,066.84	$1.03
Admiral Shares	1,000.00	1,067.27	0.62
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.53	$0.40
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.08%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor
Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Born 1948. Trustee Since January 2008. Principal	Vice President and Chief Global Diversity Officer
Occupation(s) During the Past Five Years: Executive	(retired 2008) and Member of the Executive
Chief Staff and Marketing Officer for North America	Committee (1997–2008) of Johnson & Johnson
and Corporate Vice President (retired 2008) of Xerox	(pharmaceuticals/medical devices/consumer
Corporation (document management products and	products); Director of Skytop Lodge Corporation
services); Executive in Residence and 2009–2010	(hotels), the University Medical Center at Princeton,
Distinguished Minett Professor at the Rochester	the Robert Wood Johnson Foundation, and the Center
Institute of Technology; Director of SPX Corporation	for Talent Innovation; Member of the Advisory Board
(multi-industry manufacturing), the United Way of	of the Maxwell School of Citizenship and Public Affairs
Rochester, Amerigroup Corporation (managed health	at Syracuse University.
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North	F. Joseph Loughrey
Carolina A&T University.	Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
Rajiv L. Gupta	and Chief Operating Officer (retired 2009) of Cummins
Born 1945. Trustee Since December 2001.[2]	Inc. (industrial machinery); Chairman of the Board
Principal Occupation(s) During the Past Five Years:	of Hillenbrand, Inc. (specialized consumer services),
Chairman and Chief Executive Officer (retired 2009)	and of Oxfam America; Director of SKF AB (industrial
and President (2006–2008) of Rohm and Haas Co.	machinery), Hyster-Yale Materials Handling, Inc.
(chemicals); Director of Tyco International, Ltd.	(forklift trucks), the Lumina Foundation for Education,
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 17, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.